Notes Payable - Schedule of Convertible Notes (Details) (10-K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal	$ 500,325	$ 500,325	$ 145,325
Interest	68,744	52,949	$ 17,945
Total	569,069	553,274
2018 [Member]
Principal
Interest
Total
2019 [Member]
Principal
Interest
Total
2020 [Member]
Principal	398,825	398,825
Interest	47,320	36,030
Total	446,145	434,855
2021 [Member]
Principal	71,500	71,500
Interest	16,078	12,905
Total	87,578	84,405
2022 [Member]
Principal	30,000	30,000
Interest	5,346	4,014
Total	$ 35,346	$ 34,014